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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05516


                         Pioneer America Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
             Pioneer America Income Trust
             Schedule of Investments  9/30/05 (unaudited)

Principal Amount                                                   Value
             U.S. GOVERNMENT AGENCY OBLIGATIONS - 98.1 %
 $          5Government National Mortgage Association, 4.5%, 4/$    545,459
 1,736,946   Government National Mortgage Association, 4.5%, 6/1  1,714,261
   386,072   Government National Mortgage Association, 4.5%, 8/1    381,030
   202,968   Government National Mortgage Association, 4.5%, 12/    200,317
 1,468,038   Government National Mortgage Association, 4.5%, 3/1  1,448,153
   979,508   Government National Mortgage Association, 4.5%, 4/1    966,240
   802,519   Government National Mortgage Association, 4.5%, 8/1    772,777
 3,150,401   Government National Mortgage Association, 4.5%, 6/1  3,032,673
   750,000   Government National Mortgage Association, 4.5%, 7/2    722,106
   693,549   Government National Mortgage Association, 4.5%, 1/1    667,646
 1,508,891   Government National Mortgage Association, 5.0%, 2/1  1,516,810
   823,728   Government National Mortgage Association, 5.0%, 7/1    828,051
   453,528   Government National Mortgage Association, 5.0%, 1/2    454,357
   479,483   Government National Mortgage Association, 5.0%, 2/1    481,979
   675,094   Government National Mortgage Association, 5.0%, 9/1    669,115
   947,231   Government National Mortgage Association, 5.0%, 10/    938,843
   955,504   Government National Mortgage Association, 5.0%, 5/1    946,152
 2,960,331   Government National Mortgage Association, 5.0%, 4/1  2,931,174
   530,638   Government National Mortgage Association, 5.0%, 6/1    525,412
 1,000,000   Government National Mortgage Association, 5.0%, 10/    989,375
   276,998   Government National Mortgage Association, 5.5%, 6/1    283,334
 1,326,801   Government National Mortgage Association, 5.5%, 2/1  1,357,173
   393,877   Government National Mortgage Association, 5.5%, 4/1    402,805
 2,424,316   Government National Mortgage Association, 5.5%, 7/1  2,479,268
   589,295   Government National Mortgage Association, 5.5%, 10/    602,653
   855,839   Government National Mortgage Association, 5.5%, 1/1    866,255
   423,962   Government National Mortgage Association, 5.5%, 4/1    428,456
 2,466,329   Government National Mortgage Association, 5.5%, 5/1  2,491,332
 2,768,605   Government National Mortgage Association, 5.5%, 7/1  2,796,673
 1,048,624   Government National Mortgage Association, 5.5%, 8/1  1,059,255
 2,476,199   Government National Mortgage Association, 5.5%, 9/1  2,501,817
 1,358,839   Government National Mortgage Association, 5.5%, 10/  1,372,615
 3,044,015   Government National Mortgage Association, 5.5%, 4/1  3,073,783
 1,607,973   Government National Mortgage Association, 5.5%, 10/  1,623,697
 4,639,314   Government National Mortgage Association, 5.5%, 11/  4,676,006
 6,548,464   Government National Mortgage Association, 5.5%, 11/  6,612,501
   742,398   Government National Mortgage Association, 5.5%, 1/1    735,087
 1,180,399   Government National Mortgage Association, 6.0%, 5/1  1,221,465
   405,557   Government National Mortgage Association, 6.0%, 7/2    418,351
    98,090   Government National Mortgage Association, 6.0%, 1/1    100,734
   470,908   Government National Mortgage Association, 6.0%, 4/1    483,313
    26,692   Government National Mortgage Association, 6.0%, 10/     27,379
   379,673   Government National Mortgage Association, 6.0%, 11/    389,449
 1,887,981   Government National Mortgage Association, 6.0%, 9/1  1,934,230
 5,580,245   Government National Mortgage Association, 6.0%, 10/  5,720,926
 7,182,953   Government National Mortgage Association, 6.0%, 11/  7,379,956
 5,449,900   Government National Mortgage Association, 6.0%, 12/  5,599,258
 4,107,888   Government National Mortgage Association, 6.0%, 1/1  4,216,103
   912,286   Government National Mortgage Association, 6.0%, 1/2    931,772
    3117209  Government National Mortgage Association, 6.0%, 2/1  3,193,518
    1143627  Government National Mortgage Association, 6.0%, 3/1  1,171,623
    1695206  Government National Mortgage Association, 6.0%, 4/1  1,741,970
   376,834   Government National Mortgage Association, 6.0%, 5/1    386,059
   434,188   Government National Mortgage Association, 6.0%, 9/1    444,817
 1,096,906   Government National Mortgage Association, 6.0%, 10/  1,124,101
   785,674   Government National Mortgage Association, 6.0%, 11/    804,907
 2,679,404   Government National Mortgage Association, 6.0%, 11/  2,736,636
 3,159,821   Government National Mortgage Association, 6.0%, 12/  3,227,321
   821,414   Government National Mortgage Association, 6.0%, 3/1    841,554
   760,346   Government National Mortgage Association, 6.0%, 6/1    778,989
 1,294,801   Government National Mortgage Association, 6.0%, 8/1  1,326,892
   418,218   Government National Mortgage Association, 6.0%, 9/1    428,472
 1,923,754   Government National Mortgage Association, 6.0%, 10/  1,970,923
   216,679   Government National Mortgage Association, 6.5%, 4/1    225,518
   137,438   Government National Mortgage Association, 6.5%, 6/1    143,045
   344,571   Government National Mortgage Association, 6.5%, 2/1    359,320
   488,512   Government National Mortgage Association, 6.5%, 3/1    509,506
   341,336   Government National Mortgage Association, 6.5%, 4/1    355,960
    82,838   Government National Mortgage Association, 6.5%, 6/1     86,391
   126,047   Government National Mortgage Association, 6.5%, 8/1    131,442
   241,114   Government National Mortgage Association, 6.5%, 10/    251,434
   489,611   Government National Mortgage Association, 6.5%, 3/1    510,252
    75,918   Government National Mortgage Association, 6.5%, 5/1     79,118
    84,682   Government National Mortgage Association, 6.5%, 6/1     88,253
   149,143   Government National Mortgage Association, 6.5%, 4/2    154,479
   254,023   Government National Mortgage Association, 6.5%, 6/1    264,380
   345,158   Government National Mortgage Association, 6.5%, 7/1    359,232
   115,122   Government National Mortgage Association, 6.5%, 8/1    119,816
   444,294   Government National Mortgage Association, 6.5%, 9/1    462,411
     5,828   Government National Mortgage Association, 6.5%, 10/      6,066
    84,989   Government National Mortgage Association, 6.5%, 12/     88,454
 1,419,659   Government National Mortgage Association, 6.5%, 1/1  1,482,347
 1,133,701   Government National Mortgage Association, 6.5%, 2/1  1,179,584
   648,532   Government National Mortgage Association, 6.5%, 3/1    674,780
 1,118,986   Government National Mortgage Association, 6.5%, 4/1  1,164,273
   785,653   Government National Mortgage Association, 6.5%, 5/1    817,451
   309,805   Government National Mortgage Association, 6.5%, 6/1    323,006
   560,341   Government National Mortgage Association, 6.5%, 7/1    583,019
   763,002   Government National Mortgage Association, 6.5%, 8/1    794,384
   358,723   Government National Mortgage Association, 6.5%, 9/1    373,241
   551,447   Government National Mortgage Association, 6.5%, 4/1    573,791
   213,474   Government National Mortgage Association, 7.0%, 10/    224,157
   525,190   Government National Mortgage Association, 7.0%, 9/1    555,009
   287,980   Government National Mortgage Association, 7.0%, 7/1    304,308
    90,172   Government National Mortgage Association, 7.0%, 11/     95,163
   149,807   Government National Mortgage Association, 7.0%, 2/1    157,712
   149,373   Government National Mortgage Association, 7.0%, 3/1    157,256
   196,405   Government National Mortgage Association, 7.0%, 4/1    206,769
   196,956   Government National Mortgage Association, 7.0%, 7/1    207,478
   191,596   Government National Mortgage Association, 7.0%, 4/1    201,599
   198,028   Government National Mortgage Association, 7.0%, 5/1    208,367
    85,192   Government National Mortgage Association, 7.0%, 6/1     89,640
    96,811   Government National Mortgage Association, 7.0%, 7/1    101,865
   101,215   Government National Mortgage Association, 7.0%, 9/1    106,499
   189,832   Government National Mortgage Association, 7.0%, 11/    199,742
   124,626   Government National Mortgage Association, 7.0%, 1/1    131,161
   180,641   Government National Mortgage Association, 7.0%, 1/1    189,987
    94,081   Government National Mortgage Association, 7.0%, 2/1     98,948
    74,120   Government National Mortgage Association, 7.0%, 4/1     77,955
    49,320   Government National Mortgage Association, 7.0%, 5/1     51,871
    69,494   Government National Mortgage Association, 7.0%, 6/1     73,089
   225,970   Government National Mortgage Association, 7.0%, 9/1    237,660
    51,887   Government National Mortgage Association, 7.0%, 10/     54,572
    45,610   Government National Mortgage Association, 7.0%, 11/     47,970
   114,482   Government National Mortgage Association, 7.0%, 2/1    120,395
   390,281   Government National Mortgage Association, 7.0%, 3/1    410,437
   143,076   Government National Mortgage Association, 7.0%, 4/1    150,466
   153,678   Government National Mortgage Association, 7.5%, 2/1    163,454
   321,260   Government National Mortgage Association, 7.5%, 10/    341,695
   104,107   Government National Mortgage Association, 7.5%, 1/1    110,542
    53,225   Government National Mortgage Association, 7.5%, 6/1     56,572
    43,238   Government National Mortgage Association, 7.5%, 8/1     45,935
   350,774   Government National Mortgage Association, 7.5%, 9/1    372,653
    12,889   Government National Mortgage Association, 7.5%, 9/1     13,688
   243,882   Government National Mortgage Association, 7.5%, 11/    259,002
    20,674   Government National Mortgage Association, 7.5%, 2/1     21,951
    77,460   Government National Mortgage Association, 7.5%, 3/1     82,244
   150,374   Government National Mortgage Association, 7.5%, 12/    159,661
   156,318   Government National Mortgage Association, 7.5%, 3/1    165,979
    15,975   Government National Mortgage Association, 7.5%, 11/     16,962
   167,350   Government National Mortgage Association, 8.0%, 12/    179,271
   331,795   Government National Mortgage Association, 8.25%, 5/    359,700
    55,864   Government National Mortgage Association, 8.5%, 7/1     61,408
       870   Government National Mortgage Association, 9.0%, 9/1        946
     5,041   Government National Mortgage Association, 9.0%, 10/      5,479
     6,610   Government National Mortgage Association, 9.0%, 4/1      7,240
    96,428   Government National Mortgage Association, 10.0%, 1/    107,811
    43,033   Government National Mortgage Association, 10.0%, 3/     48,179
   409,846   Government National Mortgage Association I, 6.5%, 1    426,558
   192,410   Government National Mortgage Association I, 6.5%, 5    200,198
   268,054   Government National Mortgage Association I, 6.5%, 9    278,903
   384,336   Government National Mortgage Association I, 7.0%, 1    404,268
   250,607   Government National Mortgage Association I, 7.5%, 8    264,835
   749,865   Government National Mortgage Association II, 5.0%,     751,632
   771,859   Government National Mortgage Association II, 5.0%,     773,379
 2,138,590   Government National Mortgage Association II, 5.5%,   2,180,403
 2,622,614   Government National Mortgage Association II, 5.5%,   2,643,356
 4,794,784   Government National Mortgage Association II, 5.5%,   4,832,706
   269,243   Government National Mortgage Association II, 6.0%,     277,771
   715,112   Government National Mortgage Association II, 6.0%,     737,691
   494,167   Government National Mortgage Association II, 6.0%,     509,757
   255,701   Government National Mortgage Association II, 6.0%,     261,190
 1,591,530   Government National Mortgage Association II, 6.0%,   1,625,525
   719,772   Government National Mortgage Association II, 6.0%,     735,174
   157,739   Government National Mortgage Association II, 6.5%,     163,708
   440,530   Government National Mortgage Association II, 6.5%,     457,227
   102,439   Government National Mortgage Association II, 6.5%,     106,104
   439,532   Government National Mortgage Association II, 6.5%,     455,123
   564,996   Government National Mortgage Association II, 6.5%,     585,064
   555,564   Government National Mortgage Association II, 6.5%,     575,279
    24,672   Government National Mortgage Association II, 7.0% 1     25,344
    83,962   Government National Mortgage Association II, 7.0%,      88,123
   116,030   Government National Mortgage Association II, 7.0%,     121,453
    52,389   Government National Mortgage Association II, 7.0%,      54,837
   199,041   Government National Mortgage Association II, 7.0%,     208,343
    75,764   Government National Mortgage Association II, 7.0%,      79,305
    29,865   Government National Mortgage Association II, 7.5%,      31,567
    52,239   Government National Mortgage Association II, 7.5%,      55,217
       460   Government National Mortgage Association II, 8.0%,         491
    72,155   Government National Mortgage Association II, 8.0%,      76,911
    13,590   Government National Mortgage Association II, 9.0%,      14,853
    22,425   Government National Mortgage Association II, 9.0%,      24,538
     4,566   Government National Mortgage Association II, 9.0%,       4,997
    69,238   Government National Mortgage Association II, 9.0%,      75,914
 4,100,000   U.S. Treasury Bonds, 4.0%, 2/15/14                    4,007,110
 2,800,000   U.S. Treasury Bonds, 6.25%, 8/15/23                   3,348,078
   250,000   U.S. Treasury Bonds, 6.50%, 11/15/26                    312,617
10,270,000   U.S. Treasury Bonds, 7.25%, 5/15/16                  12,704,709
   500,000   U.S. Treasury Bonds, 8.75%, 5/15/20                     721,641
 2,000,000   U.S. Treasury Inflation Protected Security, 3.375%,   2,426,052
 1,000,000   U.S. Treasury Inflation Protected Security, 3.5%, 1   1,230,789
16,850,000   U.S. Treasury Inflation Protected Security, 3.0%, 7  19,911,847
 1,200,000   U.S. Treasury Notes, 3.5%, 11/15/06                   1,191,703
 1,000,000   U.S. Treasury Notes, 3.5%, 12/15/09                     972,734
 7,000,000   U.S. Treasury Notes, 4.0%, 11/15/12                   6,885,977
 4,000,000   U.S. Treasury Notes, 4.25%, 11/15/14                  3,971,408
   650,000   U.S. Treasury Notes, 4.75%, 11/15/08                    660,436
 4,450,000   U.S. Treasury Notes, 4.75%, 5/15/14                   4,584,541
 1,750,000   U.S. Treasury Notes, 5.5%, 2/15/08                    1,803,046
 2,000,000   U.S. Treasury Notes, 5.5%, 8/15/28                    2,247,188
   250,000   U.S. Treasury Notes, 6.125%, 8/15/29                    304,365
 1,100,000   U.S. Treasury Notes, 6.25%, 2/15/07                   1,131,066
 5,525,000   U.S. Treasury Notes, 6.375%, 8/15/27                  6,846,685
13,800,000   U.S. Treasury Notes, 6.5%, 2/15/10                   15,036,604
 1,000,000   U.S. Treasury Notes, 6.625%, 5/15/07                  1,038,789
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS          $ 233,341,887
             (Cost   $233,844,910)                             $ 233,341,887

             TEMPORARY CASH INVESTMENTS - 2.6 %
             Repurchase Agreement - 2.6 %
  6,100,000  UBS Warburg, Inc., 3.25%, dated 9/30/05, repurchase price of $6,100,000 plus accrued interest on 10/3/05 collateralized by $5,938,000 U.S. Treasury Bill, 3.125%, 5/15/07$ 6,100,000
             TOTAL TEMPORARY CASH INVESTMENTS                  $   6,100,000
             (Cost   $6,100,000)
             TOTAL INVESTMENTS IN SECURITIES - 100.7%          $ 239,441,887
             (Cost   $239,944,910) (a)
             OTHER ASSETS AND LIABILITIES - (0.7)%             $ (1,674,707)

             TOTAL NET ASSETS - 100.0%                         $ 237,767,180

           (a)  At September 30, 2005, the net unrealized gain on investment

             Aggregate gross unrealized gain for all investments in which
             there is an excess of value over tax cost         $   2,114,991

             Aggregate gross unrealized loss for all investments in which
             there is an excess of tax cost over value           (4,128,528)

             Net unrealized gain                               $ (2,013,537)

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer America Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 28, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 28, 2005

* Print the name and title of each signing officer under his or her signature.